Debt and Other Obligations (Tables)	3 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt Arrangements
Debt and other obligations consist of the following:

	March 31, 2019	December 31, 2018
	(In thousands)
Current
Term loan	$8,063	$8,149
Deferred debt issuance costs - term loan(1)	(1,436)	(1,472)
Other short-term debt and obligations	47,938	34,343
Current portion of long term debt and other financial liabilities	54,565	41,020
Non-current
Term loan	641,076	650,014
Deferred debt issuance costs - term loan(1)	(5,812)	(6,266)
Other long-term debt and obligations	—	—
Long-term debt, net	635,264	643,748
Total	$689,829	$684,768

(1)	According to ASU 2015-03, adopted on January 1, 2016, the Company presents debt issuance costs related to a recognized liability as a direct deduction from the carrying amount of that liability.